GOING CONCERN	6 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

As of April 30, 2026, the Company had cash of $318,157, working capital of $160,786 and retained earnings of $118,011. For the six months ended April 30, 2026, the Company incurred a net loss of $268,355 and negative cash flows from operating activities of $365,359. The Company's revenue for the six months ended April 30, 2026 was $140,000, compared to $325,128 for the six months ended April 30, 2025. These conditions raise substantial doubt about the Company's ability to continue as a going concern for a period of at least 12 months from the date these consolidated financial statements are issued.

Management has evaluated the Company's financial condition and has developed plans to alleviate the substantial doubt, which include the following:

—Related Party Support: As of April 30, 2026, certain executive officers of the Company have provided unsecured, non-interest bearing advances totaling $54,323 for working capital purposes. The related parties have agreed not to demand repayment of these balances when the Company does not have sufficient liquidity to meet its obligations as they become due. In addition  , the Company's controlling shareholder, Mr. Tien Seng Tong has entered into a formal written financial support agreement with the Company and committed to provide financial support as reasonably necessary to enable the Company to meet its obligations as they become due and continue its operations for at least one year after the date these condensed consolidated financial statements are issued.

—Revenue Growth Initiatives: The Company is actively expanding its customer base in Singapore and Hong Kong for its software consulting, customization, and Web3 services, and is engaged in ongoing discussions with multiple potential clients.

—Cost Management: The professional fees of $159,698 incurred during the six months ended April 30, 2026 included significant non-recurring costs related to the Redomicile Merger and related regulatory compliance. Management expects these costs to decrease materially in subsequent periods as transaction-related activities conclude and the Company transitions to a normalized public company operating cost structure.

Based on the above plans, management believes that the Company will have sufficient liquidity to meet its obligations as they become due for a period of at least 12 months from the date these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements have been prepared on a going concern basis.

There can be no assurance that management's plans will be successfully implemented or that additional financing will be available on acceptable terms, or at all. The failure to successfully execute these plans could have a material adverse effect on the Company's business, results of operations, and financial condition, and could require the Company to curtail or cease operations. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.